Accrued Expenses	8 Months Ended
Dec. 31, 2024
Heidmar Maritime Holdings Corp.
Accrued Expenses [Line Items]
Accrued Expenses
4.
Accrued expenses

As of December 31, 2024, accrued expenses amounted to $742,598. This balance relates to legal, accounting, audit and printing fees incurred in connection with the Company’s proposed listing on the Nasdaq.